Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Assets

5. Other Assets

TransUnion Holding

Other assets consisted of the following:

	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
(in millions)
Investments in affiliated companies	$91.7	$88.6
Deferred financing fees	33.2	34.0
Deposits	7.0	6.3
Other	0.9	0.9

Total other assets	$132.8	$129.8

TransUnion Corp

Other assets consisted of the following:

	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
(in millions)
Investments in affiliated companies	$91.7	$88.6
Deferred financing fees	0.6	—
Deposits	7.0	6.3
Other	0.8	0.8

Total other assets	$100.1	$95.7

8. Other Assets

TransUnion Holding

Other assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Investments in affiliated companies	$88.6
Deferred financing fees	34.0
Deposits	6.3
Other	0.9

Total other assets	$129.8

Investments in affiliated companies consist of our investments in non-consolidated domestic and foreign entities. These entities are in businesses similar to ours, such as credit reporting, credit scoring and credit monitoring services. Deferred financing fees consisted of financing fees paid in connection with the issuance of our 9.625% and 8.125% notes. See Note 13, “Debt,” for additional information on those notes.

TransUnion Corp.

Other assets of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Investments in affiliated companies	$88.6	$42.7
Deferred financing fees	—	23.7
Deposits	6.3	10.7
Other	0.8	0.7

Total other assets	$95.7	$77.8

Investments in affiliated companies increased $45.9 million from December 31, 2011, primarily due to the purchase accounting fair value adjustment to the carrying values of certain investments, primarily our investments in the credit bureaus in Mexico and India. Deferred financing fees decreased $23.7 million from December 31, 2011, primarily due the purchase accounting fair value adjustment.